TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jan. 02, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade accounts receivable	TRADE ACCOUNTS RECEIVABLE:

	January 2, 2022	January 3, 2021

Trade accounts receivable	$343,671	$215,474
Allowance for expected credit losses	(13,704)	(18,994)
	$329,967	$196,480
The movement in the allowance for expected credit losses in respect of trade receivables was as follows:

	2021	2020

Balance, beginning of fiscal year	$(18,994)	$(7,184)
Reversal of impairment (Impairment) of trade accounts receivable	2,617	(15,453)
Write-off of trade accounts receivable	2,673	3,643
Balance, end of fiscal year	$(13,704)	$(18,994)